Investment Securities - Amortized Cost and Fair Value of the Available for Sale Securities Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 481
Due after one but within five years, Amortized Cost	38,590
Due after five but within ten years, Amortized Cost	23,171
Due after ten years, Amortized Cost	1,018
Mortgage backed securities, Amortized Cost	37,871
Total securities available for sale, Amortized Cost	101,131
Due within one year, Estimated Fair Value	485
Due after one but within five years, Estimated Fair Value	39,124
Due after five but within ten years, Estimated Fair Value	22,623
Due after ten years, Estimated Fair Value	1,042
Mortgage backed securities, Estimated Fair Value	37,006
Fair Value	$ 100,280	$ 91,638